CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED STATEMENTS OF OPERATIONS (Unaudited)
Revenue, net of discounts	$ 7,195	$ 1,170	$ 1,603	$ 13,944
Cost of goods sold	7,313	1,225	995	12,762
Gross profit	(118)	(55)	608	1,182
Operating Expenses
Selling, general and administrative	577,910	292,657	1,709,100	541,219
Write-off of investments			65,000	0
Total operating expenses	577,910	292,657	1,774,100	541,219
Operating loss	(578,028)	(292,712)	(1,773,492)	(540,037)
Other Income
Change in fair value of derivative liabilities	291,591	0	192,759	0
Total other expenses	291,591	0	192,759	0
Loss from operations before income taxes	(286,437)	(292,712)	(1,580,733)	(540,037)
Provision for income taxes	0	0	0	0
Net Loss	$ (286,437)	$ (292,712)	$ (1,580,733)	$ (540,037)
Net loss per share - basic and diluted	$ (0.00)	$ (0.01)	$ (0.03)	$ (0.01)
Weighted average common shares - basic and diluted	50,383,321	37,925,610	47,322,946	37,144,459